Net income/(loss) per Share	12 Months Ended
Dec. 31, 2020
Net income/(loss) per Share
Net income/(loss) per Share

24. Net income/(loss) per Share

The following table sets forth the basic and diluted net income/(loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to Secoo Holding Limited	151,833	155,052	(71,864)
Accretion to redeemable non-controlling interest redemption value	—	(629)	(500)
Numerator for basic and diluted net income/(loss) per share calculation	151,833	154,423	(72,364)
Denominator:
Weighted average number of ordinary shares	25,235,404	25,122,199	30,629,608
Denominator for basic net income/(loss) per share calculation	25,235,404	25,122,199	30,629,608
Adjustment for diluted stock options	947,518	1,098,905	—
Denominator for diluted net income/(loss) per share calculation	26,182,922	26,221,104	30,629,608
Net income/(loss) per ordinary share
— Basic	6.02	6.15	(2.36)
— Diluted	5.80	5.89	(2.36)

24. Net income/(loss) per Share (Continued)

The potentially dilutive securities that have not been included in the calculation of diluted net income/(loss) per share as their inclusion would be anti-dilutive are as follows:

	For the Year Ended
	December 31,
	2018	2019	2020
Convertible note and warrant	6,980,769	6,980,769	6,980,769

The potentially adjustment for diluted stock options was not included in the calculation of diluted net income/(loss) per share in the periods presented where their inclusion would be anti-dilutive. For the year ended December 31, 2020, as the Company was in a loss position, the effect of redemption stock option was anti-dilutive and excluded from the calculation of diluted net income/(loss) per share.